Derivative Liabilities Activity (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Derivative Liabilities Derivative Liabilities Activity 1	$ 67,500
Derivative Liabilities Derivative Liabilities Activity 2	0
Derivative Liabilities Derivative Liabilities Activity 3	0
Derivative Liabilities Derivative Liabilities Activity 4	167,500
Derivative Liabilities Derivative Liabilities Activity 5	(67,500)
Derivative Liabilities Derivative Liabilities Activity 6	(100,000)
Derivative Liabilities Derivative Liabilities Activity 7	0
Derivative Liabilities Derivative Liabilities Activity 8	$ 67,500